UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

MOATXInvestor Shares

       CASTXClass C

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2022

CASTLE FOCUS FUND (Unaudited)

CASTLE FOCUS FUND PERFORMANCE INFORMATION

AVERAGE ANNUALIZED RETURNS AS OF DECEMBER 31, 2022

	1 Year(A)	5 Year(A)	10 Year(A)
Investor Shares	-1.22%	4.84%	6.74%
Class C	-2.19%	3.80%	5.68%
S&P 500® Index (B)	-18.11%	9.42%	12.56%

The Fund’s Total Annual Operating Expense Ratios (from November 1, 2022 Prospectus):
                  Investor Shares – Gross 1.59%, Net 1.35%;
                  Class C – Gross 2.59%, Net 2.35%

The Fund’s expense ratios for the six month period ended December 31, 2022, can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, (b) the expense ratios may be for different periods, and (c) the Adviser has contractually agreed to waive Services Agreement fees (see Note 4).

(A) 1 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B) The S&P 500® Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 1

CASTLE FOCUS FUND (Unaudited)

     Castle Focus Fund
by Sectors (as a percentage of Net Assets)
December 31, 2022

*Net Cash represents cash equivalents and liabilities in excess of other assets.

2022 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,039.36	$6.89

Hypothetical	$1,000.00	$1,018.45	$6.82
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,034.20	$12.00

Hypothetical	$1,000.00	$1,013.41	$11.88
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.34% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Semi-Annual Report 3

Castle Focus Fund

	Schedule of Investments
	December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Production-Crops
20,500 Corteva, Inc.	$1,204,990	3.53%
Cable & Other Pay Television Services
35,000 Comcast Corporation - Class A	1,223,950	3.58%
Communications Equipment
25,500 Cisco Systems, Inc.	1,214,820	3.55%
Crude Petroleum & Natural Gas
8,750 EOG Resources, Inc.	1,133,300	3.32%
Electric Services
17,000 Dominion Energy, Inc.	1,042,440	3.05%
Electromedical & Electrotherapeutic Apparatus
14,500 Medtronic PLC (Ireland)	1,126,940	3.30%
Fire, Marine & Casualty Insurance
10,250 Berkshire Hathaway Inc. - Class B *	3,166,225
33,250 Loews Corporation	1,939,473
7,250 The Travelers Companies, Inc.	1,359,302
	6,465,000	18.92%
Gold and Silver Ores
39,000 Agnico Eagle Mines Limited (Canada)	2,027,610
71,000 Barrick Gold Corporation (Canada)	1,219,780
	3,247,390	9.50%
Grain Mill Products
12,500 Ingredion Incorporated	1,224,125	3.58%
Pharmaceutical Preparations
16,000 Merck & Co.	1,775,200	5.19%
Pipe Lines (No Natural Gas)
38,000 Enbridge Inc. (Canada)	1,485,800	4.35%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
26,500 DuPont de Nemours, Inc.	1,818,695	5.32%
Real Estate Agents & Managers (For Others)
2,100 Jones Lang LaSalle Incorporated *	334,677	0.98%
Retail - Eating & Drinking Places
5,500 Starbucks Corporation	545,600	1.60%
Retail - Family Clothing Stores
7,000 The TJX Companies, Inc.	557,200	1.63%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
33,500 Unilever PLC **	1,686,725	4.93%
Telephone Communications (No Radiotelephone)
33,000 Verizon Communications Inc.	1,300,200	3.80%
Total for Common Stocks (Cost - $20,819,054)	27,387,052	80.13%
EXCHANGE TRADED FUNDS
40,000 SPDR® Bloomberg 1-3 Month T-Bill ETF	3,658,800	10.71%
(Cost - $3,660,725)
REAL ESTATE INVESTMENT TRUSTS
53,000 Equity Commonwealth *	1,323,410	3.87%
(Cost - $1,501,897)

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 4

Castle Focus Fund

	Schedule of Investments
	December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
1,838,605 Invesco Short-Term Investments Trust Treasury Portfolio
Institutional Class 4.20% ***	$1,838,605	5.38%
(Cost - $1,838,605)
Total Investments	34,207,867	100.09%
(Cost - $27,820,281)
Liabilities in Excess of Other Assets	(30,888)	-0.09%
Net Assets	$34,176,979	100.00%

*** The yield shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 5

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2022
Assets:
Investments at Fair Value	$34,207,867
(Cost - $27,820,281)
Receivables:
Dividends	37,003
Total Assets	34,244,870
Liabilities:
Accrued Advisory Fees	29,544
Accrued Service Fees	9,860
Accrued Distribution and Service (12b-1) Fees - Class C	28,487
Total Liabilities	67,891
Net Assets	$34,176,979
Net Assets Consist of:
Paid In Capital	$27,503,538
Total Distributable Earnings	6,673,441
Net Assets	$34,176,979

Investor Shares
Net Assets	$22,722,428
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	1,286,451
Net Asset Value, Offering Price per Share and Redemption Price per Share	$17.66

Class C
Net Assets	$11,454,551
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	739,733
Net Asset Value, Offering Price per Share and Redemption Price per Share	$15.48

Statement of Operations (Unaudited)
For the six month period ended December 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $17,321)	$519,060
Total Investment Income	519,060
Expenses:
Advisory Fees	179,111
Service Fees	103,884
Distribution and Service (12b-1) Fees - Class C	57,530
Total Expenses	340,525
Less: Expenses Waived	(42,986)
Net Expenses	297,539
Net Investment Income	221,521
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,115,944
Net Change in Unrealized Appreciation on Investments	(19,078)
Net Realized and Unrealized Gain on Investments	1,096,866

Net Increase in Net Assets from Operations	$1,318,387

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 6

Castle Focus Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2022	7/1/2021
	to	to
	12/31/2022	6/30/2022
From Operations:
Net Investment Income	$221,521	$72,035
Net Realized Gain on Investments	1,115,944	5,870,590
Net Change in Unrealized Appreciation on Investments	(19,078)	(5,800,486)
Net Increase in Net Assets from Operations	1,318,387	142,139
From Distributions to Shareholders:
Investor Shares	(3,319,650)	(3,824,037)
Class C	(1,737,437)	(1,914,504)
Change in Net Assets from Distributions	(5,057,087)	(5,738,541)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	871,358	2,251,447
Class C	80,483	7,291
Shares Issued on Reinvestment of Dividends
Investor Shares	3,157,092	3,629,753
Class C	1,720,608	1,897,355
Cost of Shares Redeemed
Investor Shares	(4,232,305)	(15,041,122)
Class C	(742,389)	(2,944,053)
Net Increase (Decrease) from Shareholder Activity	854,847	(10,199,329)
Net Decrease in Net Assets	(2,883,853)	(15,795,731)
Net Assets at Beginning of Period	37,060,832	52,856,563
Net Assets at End of Period	$34,176,979	$37,060,832

Share Transactions:
Issued
Investor Shares	45,744	103,238
Class C	4,607	395
Reinvested
Investor Shares	178,066	180,047
Class C	110,650	105,058
Redeemed
Investor Shares	(219,445)	(683,968)
Class C	(42,944)	(155,785)
Net Increase (Decrease) in Shares	76,678	(451,015)
Shares Outstanding at Beginning of Period	1,949,506	2,400,521
Shares Outstanding at End of Period	2,026,184	1,949,506

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

Castle Focus Fund

Financial Highlights - Investor Shares	(Unaudited)
Selected data for a share outstanding	7/1/2022		7/1/2021	7/1/2020	7/1/2019	7/1/2018	7/1/2017
throughout the period:	to		to	to	to	to	to
	12/31/2022		6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value -
Beginning of Period	$19.75		$22.61	$18.62	$21.21	$22.24	$22.31
Net Investment Income (a)	0.15		0.10	0.03	0.11	0.17	0.08
Net Gains or Losses on Investments
(realized and unrealized)	0.64		(0.17)	4.21	(1.10)	0.82	0.89
Total from Investment Operations	0.79		(0.07)	4.24	(0.99)	0.99	0.97
Distributions (From Net Investment Income)	(0.17)		-	(0.09)	(0.21)	(0.11)	(0.01)
Distributions (From Capital Gains)	(2.71)		(2.79)	(0.16)	(1.39)	(1.91)	(1.03)
Total Distributions	(2.88)		(2.79)	(0.25)	(1.60)	(2.02)	(1.04)
Net Asset Value -
End of Period	$17.66		$19.75	$22.61	$18.62	$21.21	$22.24
Total Return (b)	3.94%	*	(0.55)%	22.90%	(5.43)%	5.19%	4.40%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$22,722		$25,315	$38,042	$68,170	$98,792	$116,678
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	**	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.32%	**	0.21%	-0.10%	0.31%	0.54%	0.14%
After Waiver
Ratio of Expenses to Average Net Assets	1.34%	**	1.34%	1.34%	1.34%	1.34%	1.34%
Ratio of Net Investment Income to Average
Net Assets	1.56%	**	0.45%	0.14%	0.55%	0.78%	0.38%
Portfolio Turnover Rate	14.10%	*	17.14%	25.19%	68.11%	74.00%	38.71%

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding	7/1/2022		7/1/2021	7/1/2020	7/1/2019	7/1/2018	7/1/2017
throughout the period:	to		to	to	to	to	to
	12/31/2022		6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value -
Beginning of Period	$17.60		$20.64	$17.11	$19.60	$20.80	$21.11
Net Investment Income or Loss (a)	0.05		(0.10)	(0.15)	(0.09)	(0.04)	(0.12)
Net Gains or Losses on Investments
(realized and unrealized)	0.57		(0.15)	3.84	(1.01)	0.75	0.84
Total from Investment Operations	0.62		(0.25)	3.69	(1.10)	0.71	0.72
Distributions (From Net Investment Income)	(0.03)		-	-	-	-	-
Distributions (From Capital Gains)	(2.71)		(2.79)	(0.16)	(1.39)	(1.91)	(1.03)
Total Distributions	(2.74)		(2.79)	(0.16)	(1.39)	(1.91)	(1.03)
Net Asset Value -
End of Period	$15.48		$17.60	$20.64	$17.11	$19.60	$20.80
Total Return (b)	3.42%	*	(1.54)%	21.67%	(6.38)%	4.13%	3.43%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$11,455		$11,746	$14,814	$14,362	$16,783	$16,850
Before Waiver
Ratio of Expenses to Average Net Assets	2.58%	**	2.58%	2.58%	2.58%	2.58%	2.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.32%	**	-0.76%	-1.04%	-0.70%	-0.44%	-0.80%
After Waiver
Ratio of Expenses to Average Net Assets	2.34%	**	2.34%	2.34%	2.34%	2.34%	2.34%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.56%	**	-0.52%	-0.80%	-0.46%	-0.20%	-0.56%
Portfolio Turnover Rate	14.10%	*	17.14%	25.19%	68.11%	74.00%	38.71%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS CASTLE FOCUS FUND December 31, 2022 (Unaudited)

1.) ORGANIZATION
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2022, there were thirteen series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor Shares and Class C Shares. The classes differ principally in their respective distribution expenses and service arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor Shares of the Fund are sold at the net asset value (the “NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class C Shares of the Fund are sold at NAV without a sales charge and are subject to 12b-1 distribution/service fees of up to 1.00% per annum. The Fund’s investment objective is to seek long-term capital appreciation. The Investment Adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the Sub-Adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2022, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2022 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

ALLOCATION OF EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2022 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

VALUATION OF FUND ASSETS:
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, exchange traded funds and real estate investment companies). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Desginee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at the net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$ 27,387,052	$0	$0	$27,387,052
Exchange Traded Funds	3,658,800	0	0	3,658,800
Real Estate Investment Trusts	1,323,410	0	0	1,323,410
Money Market Funds	1,838,605	0	0	1,838,605
Total	$ 34,207,867	$0	$0	$34,207,867

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2022.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers of the Trust. For its services, the Adviser receives a fee of 1.00% per annum of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2022, the Adviser received management fees totaling $179,111. At December 31, 2022, the Fund owed $29,544 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s

2022 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the SEC, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2022, the Adviser earned service fees of $103,884. At December 31, 2022, the Fund owed the Adviser service fees of $9,860. Beginning November 1, 2013, the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets. The Services Agreement fee waiver will automatically terminate on October 31, 2023, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2023. There are no recoupment provisions for the waivers described above. A total of $42,986 in service fees was waived for the six month period ended December 31, 2022.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C Shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class C Shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund’s Class C Shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund’s Class C Shares. The 1.00% for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $57,530 for Class C Shares during the six month period ended December 31, 2022. At December 31, 2022, the Fund owed distribution and service (12b-1) fees of $28,487 for Class C Shares.

6.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $3,000, in Trustees’ fees for the six month period ended December 31, 2022, by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,603,972 and $5,474,579, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At December 31, 2022, RBC Capital Markets LLC, held for the benefit of its customers, in aggregate, 50.19% of Fund shares. The Trust does not know whether any underlying accounts of RBC Capital Markets LLC, owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2022, was $27,820,281.

At December 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

2022 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$7,391,300	($1,003,714)	$6,387,586

As of December 31, 2022, there was no differences between book and tax basis unrealized appreciation.

The tax character of Investor Shares distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2022	June 30, 2022
Ordinary Income	$ 400,400	$ 1,479,977
Long-term Capital Gain	2,919,250	2,344,060
	$ 3,319,650	$ 3,824,037

The tax character of Class C distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2022	June 30, 2022
Ordinary Income	$ 128,845	$ 740,950
Long-term Capital Gain	1,608,592	1,173,554
	$ 1,737,437	$ 1,914,504

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 13

ADDITIONAL INFORMATION December 31, 2022 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
St. James Investment Company, LLC (the “Sub-Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Sub-Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended December 31, 2022, the Board reviewed the Fund’s liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

4.) PROXY VOTING RESULTS
On September 7, 2022, a special meeting of the shareholders of the Trust was held at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

           1. To elect the proposed individuals to the Board of Trustees.

Below are the voting results from the special meeting, at which each Trustee listed below was elected:

	For	Withheld
1) Allen C. Brown	39,902,214	830,243
2) Robert L. Boerner	40,020,838	711,621
3) John W. Czechowicz	40,028,062	704,397

2022 Semi-Annual Report 14

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
Practus, LLP

Custodian
U.S. Bank, N.A.

Distributor
Arbor Court Capital, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Castle
Focus Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund
277 South Washington Street, Suite 335
Alexandria, Virginia 22314
www.castleim.com
703-260-1921

TANDXInstitutional Shares

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2022

CASTLE TANDEM FUND (Unaudited)

CASTLE TANDEM FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2022

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Castle Tandem Fund	-7.39%	7.74%	9.33%
S&P 500® Index (B)	-18.11%	7.66%	10.29%

The Fund's Total Annual Operating Expense Ratios (from November 1, 2022 Prospectus):
                  Institutional Shares – Gross 1.59%, Net 1.19%

The Fund’s actual expense ratios for the six month period ended December 31, 2022, can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund and (b) the expense ratios may be for different periods.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Tandem Fund commenced operations on March 15, 2019.

(B) The S&P 500® Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 1

CASTLE TANDEM FUND (Unaudited)

     Castle Tandem Fund
by Sectors (as a percentage of Net Assets)
December 31, 2022

*Net Cash represents cash equivalents and other assets in excess of liabilities.

2022 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,058.76	$6.12

Hypothetical	$1,000.00	$1,019.26	$6.01
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended December 31, 2022).

2022 Semi-Annual Report 3

Castle Tandem Fund

	Schedule of Investments
	December 31, 2022 (Unaudited)
Shares / Principal Amount	Fair Value	% of Net Assets
COMMON STOCKS
Arrangement of Transportation of Freight & Cargo
5,800 Expeditors International of Washington, Inc.	$602,736	1.77%
Beverages
5,100 Brown-Forman Corporation - Class B	334,968	0.98%
Cable & Other Pay Television Services
26,700 Comcast Corporation - Class A	933,699	2.74%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
8,200 The J.M. Smucker Company	1,299,372	3.82%
Electric Services
7,900 NextEra Energy Inc.	660,440	1.94%
Electronic Connectors
10,400 Amphenol Corporation - Class A	791,856	2.33%
Industrial Instruments For Measurement, Display, and Control
800 Roper Technologies, Inc.	345,672	1.01%
Insurance Agents, Brokers & Services
9,300 Brown & Brown, Inc.	529,821	1.55%
Meat Packing Plants
11,100 Hormel Foods Corporation	505,605	1.48%
Miscellaneous Food Preparations & Kindred Products
5,700 McCormick & Company, Inc.	472,473	1.39%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,700 Steris PLC (Ireland)	498,663	1.46%
Pharmaceutical Preparations
11,900 Abbott Laboratories	1,306,501
8,500 AbbVie Inc.	1,373,685
6,000 Johnson & Johnson	1,059,900
	3,740,086	10.99%
Refuse Systems
5,500 Republic Services, Inc.	709,445
4,300 Waste Connections, Inc. (Canada)	570,008
	1,279,453	3.76%
Retail - Variety Stores
1,100 Costco Wholesale Corporation	502,150
5,000 Dollar General Corporation	1,231,250
	1,733,400	5.09%
Rubber & Plastics Footwear
4,500 NIKE, Inc. - Class B	526,545	1.55%
Security & Commodity Brokers, Dealers, Exchanges & Services
10,300 Cboe Global Markets, Inc.	1,292,341
9,700 Intercontinental Exchange, Inc.	995,123
4,500 T. Rowe Price Group, Inc.	490,770
	2,778,234	8.16%
Security Brokers, Dealers & Flotation Companies
1,200 BlackRock, Inc.	850,356
2,500 MarketAxess Holdings Inc.	697,225
14,500 SEI Investments Company	845,350
	2,392,931	7.03%
Services - Business Services, NEC
3,000 Accenture PLC - Class A (Ireland)	800,520
2,100 Mastercard Incorporated - Class A	730,233
4,900 Visa Inc. - Class A	1,018,024
	2,548,777	7.49%
Services - Computer Integrated Systems Design
3,900 Jack Henry & Associates, Inc.	684,684	2.01%

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 4

Castle Tandem Fund

	Schedule of Investments
December 31, 2022 (Unaudited)
Shares / Principal Amount	Fair Value	% of Net Assets
COMMON STOCKS
Services - Computer Processing & Data Preparation
2,000 Automatic Data Processing, Inc.	$477,720
2,000 Verisk Analytics, Inc.	352,840
	830,560	2.44%
Services - Computer Programming, Data Processing, Etc.
2,800 FactSet Research Systems, Inc.	1,123,388	3.30%
Services - Prepackaged Software
2,400 Microsoft Corporation	575,568	1.69%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,000 Church & Dwight Co.	483,660	1.42%
Surgical & Medical Instruments & Apparatus
3,100 Becton, Dickinson and Company	788,330
2,600 ResMed, Inc.	541,138
4,500 Stryker Corporation	1,100,205
	2,429,673	7.14%
Water Supply
22,600 Essential Utilities, Inc.	1,078,698	3.17%
Total for Common Stocks (Cost - $24,143,670)	29,180,962	85.71%
REAL ESTATE INVESTMENT TRUSTS
3,000 Terreno Realty Corporation	170,610	0.50%
(Cost - $155,910)
GOVERNMENT SECURITIES
1,620,000 U.S. Treasury Bill, 0.000%, 01/05/2023 * **	1,619,673	4.76%
(Cost - $1,619,015)
MONEY MARKET FUNDS
3,011,378 First American Treasury Obligations Fund - X Class 4.19% ***	3,011,378	8.85%
(Cost - $3,011,378)
Total Investments	33,982,623	99.82%
(Cost - $28,929,973)
Other Assets in Excess of Liabilities	60,743	0.18%
Net Assets	$34,043,366	100.00%

* The rate shown represents the effective yield at December 31, 2022. ** Level 2 Security. *** The yield shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 5

Castle Tandem Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2022

Assets:
Investments at Fair Value	$33,982,623
(Cost - $28,929,973)
Receivables:
Dividends	34,030
Shareholder Purchases	65,310
Total Assets	34,081,963
Liabilities:
Payable for Shareholder Redemptions	4,418
Accrued Advisory Fees	28,965
Accrued Service Fees	5,214
Total Liabilities	38,597
Net Assets	$34,043,366

Net Assets Consist of:
Paid In Capital	$28,835,145
Total Distributable Earnings	5,208,221
Net Assets, for 1,043,461 Shares Outstanding	$34,043,366
(Unlimited shares authorized)
Net Asset Value, Offering and Redemption Price Per Share
($34,043,366/1,043,461 shares)	$32.63

Statement of Operations (Unaudited)
For the six month period ended December 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $521)	$300,941
Interest	6,317
Total Investment Income	307,258
Expenses:
Advisory Fees	167,721
Service Fees	97,278
Total Expenses	264,999
Less: Expenses Waived	(67,088)
Net Expenses	197,911

Net Investment Income	109,347

Realized and Unrealized Gain on Investments
Realized Gain on Investments	476,182
Net Change in Unrealized Appreciation on Investments	1,282,861
Net Realized and Unrealized Gain on Investments	1,759,043

Net Increase in Net Assets from Operations	$1,868,390

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 6

Castle Tandem Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2022	7/1/2021
	to	to
	12/31/2022	6/30/2022
From Operations:
Net Investment Income	$109,347	$74,589
Net Realized Gain on Investments	476,182	1,706,470
Change in Net Unrealized Appreciation	1,282,861	(2,562,369)
Increase/(Decrease) in Net Assets from Operations	1,868,390	(781,310)
From Distributions to Shareholders:	(672,898)	(1,733,644)
From Capital Share Transactions:
Proceeds From Sale of Shares	6,830,632	7,728,948
Shares Issued on Reinvestment of Dividends	508,076	1,444,888
Cost of Shares Redeemed	(7,179,062)	(16,213,165)
Net Increase/(Decrease) from Shareholder Activity	159,646	(7,039,329)
Net Increase/(Decrease) in Net Assets	1,355,138	(9,554,283)
Net Assets at Beginning of Period	32,688,228	42,242,511
Net Assets at End of Period	$34,043,366	$32,688,228
Share Transactions:
Issued	209,013	225,341
Reinvested	15,180	41,508
Redeemed	(221,092)	(467,892)
Net Increase/(Decrease) in Shares	3,101	(201,043)
Shares Outstanding Beginning of Period	1,040,360	1,241,403
Shares Outstanding End of Period	1,043,461	1,040,360

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2022		7/1/2021	7/1/2020	7/1/2019	3/15/2019*
	to		to	to	to	to
	12/31/2022		6/30/2022	6/30/2021	6/30/2020	6/30/2019
Net Asset Value -
Beginning of Period	$31.42		$34.03	$28.62	$26.28	$25.00
Net Investment Income (a)	0.11		0.07	0.11	0.20	0.06
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	1.75		(1.04)	5.40	2.24	1.22
Total from Investment Operations	1.86		(0.97)	5.51	2.44	1.28
Distributions (From Net Investment Income)	(0.17)		(0.07)	(0.08)	(0.09)	-
Distributions (From Realized Capital Gains)	(0.48)		(1.57)	(0.02)	(0.01)	-
Total Distributions	(0.65)		(1.64)	(0.10)	(0.10)	-
Net Asset Value -
End of Period	$32.63		$31.42	$34.03	$28.62	$26.28
Total Return (c)	5.88%	**	(3.31)%	19.30%	9.31%	5.12%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$34,043		$32,688	$42,243	$20,238	$3,723
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	***	1.58%	1.58%	1.58%	1.58%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	***	(0.20)%	(0.04)%	0.32%	0.45%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.18%	***	1.18%	1.18%	1.18%	1.18%	***
Ratio of Net Investment Income to Average Net Assets	0.65%	***	0.20%	0.36%	0.72%	0.85%	***
Portfolio Turnover Rate	8.58%	**	25.25%	14.85%	41.69%	1.59%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

NOTES TO THE FINANCIAL STATEMENTS
CASTLE TANDEM FUND
December 31, 2022
(Unaudited)

1.) ORGANIZATION
Castle Tandem Fund (the “Fund”) was organized as a diversified series of the PFS Funds (the “Trust”) on March 5, 2019, and commenced operations on March 15, 2019. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 (the “Trust Agreement”). The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of multiple separate and distinct portfolio series the assets and liabilities of which are separate and distinct from the assets and liabilities of the other series portfolios of the Trust. As of December 31, 2022, there were thirteen series authorized by the Trust. The investment adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the sub-adviser to the Fund is Tandem Investment Advisors, Inc. (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2022, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal

2022 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS:
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2022 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including real estate investment companies). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Fixed Income Securities. Fixed income securities are valued using prices provided by a pricing service approved by the Board. If a Fund's Valuation Designee or a Fund's Valuation Committee determines that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined under the fair value pricing procedures below.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,180,962	$0	$0	$29,180,962
Real Estate Investment Trusts	170,610	0	0	170,610
Government Securities	0	1,619,673	0	1,619,673
Money Market Funds	3,011,378	0	0	3,011,378
Total	$32,362,950	$1,619,673	$0	$33,982,623

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2022.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 1.00% of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser

2022 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

a sub-adviser fee. For the six month period ended December 31, 2022, the Adviser earned management fees totaling $167,721. At December 31, 2022, the Fund owed $28,965 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the SEC, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2022, the Adviser earned service fees of $97,278. At December 31, 2022, the Fund owed the Adviser service fees of $5,214. Effective March 15, 2019, the Adviser contractually agreed to waive Services Agreement fees by 0.40% of its average daily net assets through October 31, 2023. The Services Agreement fee waiver will automatically terminate on October 31, 2023, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2023. There are no recoupment provisions for the waivers described above. A total of $67,088 in service fees was waived for the six month period ended December 31, 2022.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $3,000, in Trustees’ fees for the six month period ended December 31, 2022, by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,517,571 and $3,783,594, respectively.

7.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2022, was $28,929,973.

At December 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$5,546,650	($494,000)	$5,052,650

As of December 31, 2022, there was no differences between book and tax basis unrealized appreciation.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2022	June 30, 2022
Ordinary Income	$ 179,699	$ 93,311
Long-term Capital Gain	493,199	1,640,333
	$ 672,898	$ 1,733,644

2022 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

8.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 12

ADDITIONAL INFORMATION December 31, 2022 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Castle Investment Management, LLC (the “Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended December 31, 2022, the Board reviewed the Fund’s liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

4.) PROXY VOTING RESULTS
On September 7, 2022, a special meeting of the shareholders of the Trust was held at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

         1. To elect the proposed individuals to the Board of Trustees.

Below are the voting results from the special meeting, at which each Trustee listed below was elected:

	For	Withheld
1) Allen C. Brown	39,902,214	830,243
2) Robert L. Boerner	40,020,838	711,621
3) John W. Czechowicz	40,028,062	704,397

2022 Semi-Annual Report 13

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
Tandem Investment Advisors, Inc.

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Arbor Court Capital, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Castle
Tandem Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Tandem Fund
277 South Washington Street, Suite 335
Alexandria, Virginia 22314
www.castleim.com
703-260-1921

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/1/2023

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/1/2023